Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	INVESCO EXCHANGE-TRADED FUND TRUST
Prospectus Date	rr_ProspectusDate	Aug. 28, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 26, 2020 TO THE PROSPECTUSES DATED

AUGUST 28, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco BuyBack AchieversTM ETF (PKW)

Invesco Dividend AchieversTM ETF (PFM)

Invesco DWA Momentum ETF (PDP)

Invesco Dynamic Large Cap Growth ETF (PWB)

Invesco Dynamic Large Cap Value ETF (PWV)

Invesco Dynamic Market ETF (PWC)

Invesco FTSE RAFI US 1000 ETF (PRF)

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)

Invesco International Dividend AchieversTM ETF (PID)

Invesco S&P 500 BuyWrite ETF (PBP)

Invesco S&P 500 GARP ETF (SPGP)

Invesco S&P 500® Quality ETF (SPHQ)

Invesco S&P 500 Value with Momentum ETF (SPVM)

Invesco S&P MidCap Momentum ETF (XMMO)

Invesco S&P MidCap Quality ETF (XMHQ)

Invesco S&P MidCap Value with Momentum ETF (XMVM)

Invesco S&P SmallCap Momentum ETF (XSMO)

Invesco S&P SmallCap Value with Momentum ETF (XSVM)

(each, a “Fund” and collectively, the “Funds”)

Effective immediately for each Fund, the following disclosure is added in the section “Summary Information – Principal Investment Strategies”:

The Fund is “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may become “non-diversified” solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Should the Fund become “non-diversified,” it will no longer be required to meet certain diversification requirements under the 1940 Act. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status under such circumstances.

Effective immediately for each Fund, the following disclosure is added in the sections “Summary Information – Principal Risks of Investing in the Fund” and “Additional Information About the Funds’ Strategies and Risks – Principal Risks of Investing in the Funds”:

Non-Diversification Risk. To the extent the Fund becomes non-diversified, the Fund may invest a greater portion of its assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Effective immediately for each Fund, the following disclosure is added in the section “Summary Information – Performance”:

The Fund has designated its Underlying Index as its broad-based index going forward as it more closely reflects the performance of the types of securities in which the Fund invests.

Invesco BuyBack Achievers ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 26, 2020 TO THE PROSPECTUSES DATED

AUGUST 28, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco BuyBack AchieversTM ETF (PKW)

(each, a “Fund” and collectively, the “Funds”)

Effective immediately for each Fund, the following disclosure is added in the section “Summary Information – Principal Investment Strategies”:

The Fund is “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may become “non-diversified” solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Should the Fund become “non-diversified,” it will no longer be required to meet certain diversification requirements under the 1940 Act. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status under such circumstances.

Effective immediately for each Fund, the following disclosure is added in the sections “Summary Information – Principal Risks of Investing in the Fund” and “Additional Information About the Funds’ Strategies and Risks – Principal Risks of Investing in the Funds”:

Non-Diversification Risk. To the extent the Fund becomes non-diversified, the Fund may invest a greater portion of its assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Effective immediately for each Fund, the following disclosure is added in the section “Summary Information – Performance”:

The Fund has designated its Underlying Index as its broad-based index going forward as it more closely reflects the performance of the types of securities in which the Fund invests.

Invesco Dividend Achievers ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 26, 2020 TO THE PROSPECTUSES DATED

AUGUST 28, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Dividend AchieversTM ETF (PFM)

(each, a “Fund” and collectively, the “Funds”)

Effective immediately for each Fund, the following disclosure is added in the section “Summary Information – Principal Investment Strategies”:

The Fund is “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may become “non-diversified” solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Should the Fund become “non-diversified,” it will no longer be required to meet certain diversification requirements under the 1940 Act. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status under such circumstances.

Effective immediately for each Fund, the following disclosure is added in the sections “Summary Information – Principal Risks of Investing in the Fund” and “Additional Information About the Funds’ Strategies and Risks – Principal Risks of Investing in the Funds”:

Non-Diversification Risk. To the extent the Fund becomes non-diversified, the Fund may invest a greater portion of its assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Effective immediately for each Fund, the following disclosure is added in the section “Summary Information – Performance”:

The Fund has designated its Underlying Index as its broad-based index going forward as it more closely reflects the performance of the types of securities in which the Fund invests.

Invesco DWA Momentum ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 26, 2020 TO THE PROSPECTUSES DATED

AUGUST 28, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco DWA Momentum ETF (PDP)

(each, a “Fund” and collectively, the “Funds”)

Effective immediately for each Fund, the following disclosure is added in the section “Summary Information – Principal Investment Strategies”:

The Fund is “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may become “non-diversified” solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Should the Fund become “non-diversified,” it will no longer be required to meet certain diversification requirements under the 1940 Act. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status under such circumstances.

Effective immediately for each Fund, the following disclosure is added in the sections “Summary Information – Principal Risks of Investing in the Fund” and “Additional Information About the Funds’ Strategies and Risks – Principal Risks of Investing in the Funds”:

Non-Diversification Risk. To the extent the Fund becomes non-diversified, the Fund may invest a greater portion of its assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Effective immediately for each Fund, the following disclosure is added in the section “Summary Information – Performance”:

The Fund has designated its Underlying Index as its broad-based index going forward as it more closely reflects the performance of the types of securities in which the Fund invests.

Invesco Dynamic Large Cap Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 26, 2020 TO THE PROSPECTUSES DATED

AUGUST 28, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Dynamic Large Cap Growth ETF (PWB)

(each, a “Fund” and collectively, the “Funds”)

Effective immediately for each Fund, the following disclosure is added in the section “Summary Information – Principal Investment Strategies”:

The Fund is “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may become “non-diversified” solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Should the Fund become “non-diversified,” it will no longer be required to meet certain diversification requirements under the 1940 Act. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status under such circumstances.

Effective immediately for each Fund, the following disclosure is added in the sections “Summary Information – Principal Risks of Investing in the Fund” and “Additional Information About the Funds’ Strategies and Risks – Principal Risks of Investing in the Funds”:

Non-Diversification Risk. To the extent the Fund becomes non-diversified, the Fund may invest a greater portion of its assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Effective immediately for each Fund, the following disclosure is added in the section “Summary Information – Performance”:

The Fund has designated its Underlying Index as its broad-based index going forward as it more closely reflects the performance of the types of securities in which the Fund invests.

Invesco Dynamic Large Cap Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 26, 2020 TO THE PROSPECTUSES DATED

AUGUST 28, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Dynamic Large Cap Value ETF (PWV)

(each, a “Fund” and collectively, the “Funds”)

Effective immediately for each Fund, the following disclosure is added in the section “Summary Information – Principal Investment Strategies”:

The Fund is “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may become “non-diversified” solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Should the Fund become “non-diversified,” it will no longer be required to meet certain diversification requirements under the 1940 Act. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status under such circumstances.

Effective immediately for each Fund, the following disclosure is added in the sections “Summary Information – Principal Risks of Investing in the Fund” and “Additional Information About the Funds’ Strategies and Risks – Principal Risks of Investing in the Funds”:

Non-Diversification Risk. To the extent the Fund becomes non-diversified, the Fund may invest a greater portion of its assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Effective immediately for each Fund, the following disclosure is added in the section “Summary Information – Performance”:

The Fund has designated its Underlying Index as its broad-based index going forward as it more closely reflects the performance of the types of securities in which the Fund invests.

Invesco Dynamic Market ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 26, 2020 TO THE PROSPECTUSES DATED

AUGUST 28, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Dynamic Market ETF (PWC)

(each, a “Fund” and collectively, the “Funds”)

Effective immediately for each Fund, the following disclosure is added in the section “Summary Information – Principal Investment Strategies”:

The Fund is “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may become “non-diversified” solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Should the Fund become “non-diversified,” it will no longer be required to meet certain diversification requirements under the 1940 Act. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status under such circumstances.

Effective immediately for each Fund, the following disclosure is added in the sections “Summary Information – Principal Risks of Investing in the Fund” and “Additional Information About the Funds’ Strategies and Risks – Principal Risks of Investing in the Funds”:

Non-Diversification Risk. To the extent the Fund becomes non-diversified, the Fund may invest a greater portion of its assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Effective immediately for each Fund, the following disclosure is added in the section “Summary Information – Performance”:

The Fund has designated its Underlying Index as its broad-based index going forward as it more closely reflects the performance of the types of securities in which the Fund invests.

Invesco FTSE RAFI US 1000 ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 26, 2020 TO THE PROSPECTUSES DATED

AUGUST 28, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco FTSE RAFI US 1000 ETF (PRF)

(each, a “Fund” and collectively, the “Funds”)

Effective immediately for each Fund, the following disclosure is added in the section “Summary Information – Principal Investment Strategies”:

The Fund is “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may become “non-diversified” solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Should the Fund become “non-diversified,” it will no longer be required to meet certain diversification requirements under the 1940 Act. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status under such circumstances.

Effective immediately for each Fund, the following disclosure is added in the sections “Summary Information – Principal Risks of Investing in the Fund” and “Additional Information About the Funds’ Strategies and Risks – Principal Risks of Investing in the Funds”:

Non-Diversification Risk. To the extent the Fund becomes non-diversified, the Fund may invest a greater portion of its assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Effective immediately for each Fund, the following disclosure is added in the section “Summary Information – Performance”:

The Fund has designated its Underlying Index as its broad-based index going forward as it more closely reflects the performance of the types of securities in which the Fund invests.

Invesco FTSE RAFI US 1500 Small-Mid ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 26, 2020 TO THE PROSPECTUSES DATED

AUGUST 28, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)

(each, a “Fund” and collectively, the “Funds”)

Effective immediately for each Fund, the following disclosure is added in the section “Summary Information – Principal Investment Strategies”:

The Fund is “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may become “non-diversified” solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Should the Fund become “non-diversified,” it will no longer be required to meet certain diversification requirements under the 1940 Act. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status under such circumstances.

Effective immediately for each Fund, the following disclosure is added in the sections “Summary Information – Principal Risks of Investing in the Fund” and “Additional Information About the Funds’ Strategies and Risks – Principal Risks of Investing in the Funds”:

Non-Diversification Risk. To the extent the Fund becomes non-diversified, the Fund may invest a greater portion of its assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Effective immediately for each Fund, the following disclosure is added in the section “Summary Information – Performance”:

The Fund has designated its Underlying Index as its broad-based index going forward as it more closely reflects the performance of the types of securities in which the Fund invests.

Invesco High Yield Equity Dividend Achievers ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 26, 2020 TO THE PROSPECTUSES DATED

AUGUST 28, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)

(each, a “Fund” and collectively, the “Funds”)

Effective immediately for each Fund, the following disclosure is added in the section “Summary Information – Principal Investment Strategies”:

The Fund is “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may become “non-diversified” solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Should the Fund become “non-diversified,” it will no longer be required to meet certain diversification requirements under the 1940 Act. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status under such circumstances.

Effective immediately for each Fund, the following disclosure is added in the sections “Summary Information – Principal Risks of Investing in the Fund” and “Additional Information About the Funds’ Strategies and Risks – Principal Risks of Investing in the Funds”:

Non-Diversification Risk. To the extent the Fund becomes non-diversified, the Fund may invest a greater portion of its assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Effective immediately for each Fund, the following disclosure is added in the section “Summary Information – Performance”:

The Fund has designated its Underlying Index as its broad-based index going forward as it more closely reflects the performance of the types of securities in which the Fund invests.

Invesco International Dividend Achievers ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 26, 2020 TO THE PROSPECTUSES DATED

AUGUST 28, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco International Dividend AchieversTM ETF (PID)

(each, a “Fund” and collectively, the “Funds”)

Effective immediately for each Fund, the following disclosure is added in the section “Summary Information – Principal Investment Strategies”:

The Fund is “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may become “non-diversified” solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Should the Fund become “non-diversified,” it will no longer be required to meet certain diversification requirements under the 1940 Act. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status under such circumstances.

Effective immediately for each Fund, the following disclosure is added in the sections “Summary Information – Principal Risks of Investing in the Fund” and “Additional Information About the Funds’ Strategies and Risks – Principal Risks of Investing in the Funds”:

Non-Diversification Risk. To the extent the Fund becomes non-diversified, the Fund may invest a greater portion of its assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Effective immediately for each Fund, the following disclosure is added in the section “Summary Information – Performance”:

The Fund has designated its Underlying Index as its broad-based index going forward as it more closely reflects the performance of the types of securities in which the Fund invests.

Invesco S&P 500 BuyWrite ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 26, 2020 TO THE PROSPECTUSES DATED

AUGUST 28, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco S&P 500 BuyWrite ETF (PBP)

(each, a “Fund” and collectively, the “Funds”)

Effective immediately for each Fund, the following disclosure is added in the section “Summary Information – Principal Investment Strategies”:

The Fund is “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may become “non-diversified” solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Should the Fund become “non-diversified,” it will no longer be required to meet certain diversification requirements under the 1940 Act. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status under such circumstances.

Effective immediately for each Fund, the following disclosure is added in the sections “Summary Information – Principal Risks of Investing in the Fund” and “Additional Information About the Funds’ Strategies and Risks – Principal Risks of Investing in the Funds”:

Non-Diversification Risk. To the extent the Fund becomes non-diversified, the Fund may invest a greater portion of its assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Effective immediately for each Fund, the following disclosure is added in the section “Summary Information – Performance”:

The Fund has designated its Underlying Index as its broad-based index going forward as it more closely reflects the performance of the types of securities in which the Fund invests.

Invesco S&P 500 GARP ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 26, 2020 TO THE PROSPECTUSES DATED

AUGUST 28, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco S&P 500 GARP ETF (SPGP)

(each, a “Fund” and collectively, the “Funds”)

Effective immediately for each Fund, the following disclosure is added in the section “Summary Information – Principal Investment Strategies”:

The Fund is “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may become “non-diversified” solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Should the Fund become “non-diversified,” it will no longer be required to meet certain diversification requirements under the 1940 Act. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status under such circumstances.

Effective immediately for each Fund, the following disclosure is added in the sections “Summary Information – Principal Risks of Investing in the Fund” and “Additional Information About the Funds’ Strategies and Risks – Principal Risks of Investing in the Funds”:

Non-Diversification Risk. To the extent the Fund becomes non-diversified, the Fund may invest a greater portion of its assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Effective immediately for each Fund, the following disclosure is added in the section “Summary Information – Performance”:

The Fund has designated its Underlying Index as its broad-based index going forward as it more closely reflects the performance of the types of securities in which the Fund invests.

Invesco S&P 500 Quality ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 26, 2020 TO THE PROSPECTUSES DATED

AUGUST 28, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco S&P 500® Quality ETF (SPHQ)

(each, a “Fund” and collectively, the “Funds”)

Effective immediately for each Fund, the following disclosure is added in the section “Summary Information – Principal Investment Strategies”:

The Fund is “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may become “non-diversified” solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Should the Fund become “non-diversified,” it will no longer be required to meet certain diversification requirements under the 1940 Act. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status under such circumstances.

Effective immediately for each Fund, the following disclosure is added in the sections “Summary Information – Principal Risks of Investing in the Fund” and “Additional Information About the Funds’ Strategies and Risks – Principal Risks of Investing in the Funds”:

Non-Diversification Risk. To the extent the Fund becomes non-diversified, the Fund may invest a greater portion of its assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Effective immediately for each Fund, the following disclosure is added in the section “Summary Information – Performance”:

The Fund has designated its Underlying Index as its broad-based index going forward as it more closely reflects the performance of the types of securities in which the Fund invests.

Invesco S&P 500 Value with Momentum ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 26, 2020 TO THE PROSPECTUSES DATED

AUGUST 28, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco S&P 500 Value with Momentum ETF (SPVM)

(each, a “Fund” and collectively, the “Funds”)

Effective immediately for each Fund, the following disclosure is added in the section “Summary Information – Principal Investment Strategies”:

The Fund is “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may become “non-diversified” solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Should the Fund become “non-diversified,” it will no longer be required to meet certain diversification requirements under the 1940 Act. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status under such circumstances.

Effective immediately for each Fund, the following disclosure is added in the sections “Summary Information – Principal Risks of Investing in the Fund” and “Additional Information About the Funds’ Strategies and Risks – Principal Risks of Investing in the Funds”:

Non-Diversification Risk. To the extent the Fund becomes non-diversified, the Fund may invest a greater portion of its assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Effective immediately for each Fund, the following disclosure is added in the section “Summary Information – Performance”:

The Fund has designated its Underlying Index as its broad-based index going forward as it more closely reflects the performance of the types of securities in which the Fund invests.

Invesco S&P MidCap Momentum ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 26, 2020 TO THE PROSPECTUSES DATED

AUGUST 28, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco S&P MidCap Momentum ETF (XMMO)

(each, a “Fund” and collectively, the “Funds”)

Effective immediately for each Fund, the following disclosure is added in the section “Summary Information – Principal Investment Strategies”:

The Fund is “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may become “non-diversified” solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Should the Fund become “non-diversified,” it will no longer be required to meet certain diversification requirements under the 1940 Act. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status under such circumstances.

Effective immediately for each Fund, the following disclosure is added in the sections “Summary Information – Principal Risks of Investing in the Fund” and “Additional Information About the Funds’ Strategies and Risks – Principal Risks of Investing in the Funds”:

Non-Diversification Risk. To the extent the Fund becomes non-diversified, the Fund may invest a greater portion of its assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Effective immediately for each Fund, the following disclosure is added in the section “Summary Information – Performance”:

The Fund has designated its Underlying Index as its broad-based index going forward as it more closely reflects the performance of the types of securities in which the Fund invests.

Invesco S&P MidCap Quality ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 26, 2020 TO THE PROSPECTUSES DATED

AUGUST 28, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco S&P MidCap Quality ETF (XMHQ)

(each, a “Fund” and collectively, the “Funds”)

Effective immediately for each Fund, the following disclosure is added in the section “Summary Information – Principal Investment Strategies”:

The Fund is “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may become “non-diversified” solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Should the Fund become “non-diversified,” it will no longer be required to meet certain diversification requirements under the 1940 Act. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status under such circumstances.

Effective immediately for each Fund, the following disclosure is added in the sections “Summary Information – Principal Risks of Investing in the Fund” and “Additional Information About the Funds’ Strategies and Risks – Principal Risks of Investing in the Funds”:

Non-Diversification Risk. To the extent the Fund becomes non-diversified, the Fund may invest a greater portion of its assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Effective immediately for each Fund, the following disclosure is added in the section “Summary Information – Performance”:

The Fund has designated its Underlying Index as its broad-based index going forward as it more closely reflects the performance of the types of securities in which the Fund invests.

Invesco S&P MidCap Value with Momentum ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 26, 2020 TO THE PROSPECTUSES DATED

AUGUST 28, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco S&P MidCap Value with Momentum ETF (XMVM)

(each, a “Fund” and collectively, the “Funds”)

Effective immediately for each Fund, the following disclosure is added in the section “Summary Information – Principal Investment Strategies”:

The Fund is “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may become “non-diversified” solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Should the Fund become “non-diversified,” it will no longer be required to meet certain diversification requirements under the 1940 Act. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status under such circumstances.

Effective immediately for each Fund, the following disclosure is added in the sections “Summary Information – Principal Risks of Investing in the Fund” and “Additional Information About the Funds’ Strategies and Risks – Principal Risks of Investing in the Funds”:

Non-Diversification Risk. To the extent the Fund becomes non-diversified, the Fund may invest a greater portion of its assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Effective immediately for each Fund, the following disclosure is added in the section “Summary Information – Performance”:

The Fund has designated its Underlying Index as its broad-based index going forward as it more closely reflects the performance of the types of securities in which the Fund invests.

Invesco S&P SmallCap Momentum ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 26, 2020 TO THE PROSPECTUSES DATED

AUGUST 28, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco S&P SmallCap Momentum ETF (XSMO)

(each, a “Fund” and collectively, the “Funds”)

Effective immediately for each Fund, the following disclosure is added in the section “Summary Information – Principal Investment Strategies”:

The Fund is “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may become “non-diversified” solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Should the Fund become “non-diversified,” it will no longer be required to meet certain diversification requirements under the 1940 Act. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status under such circumstances.

Effective immediately for each Fund, the following disclosure is added in the sections “Summary Information – Principal Risks of Investing in the Fund” and “Additional Information About the Funds’ Strategies and Risks – Principal Risks of Investing in the Funds”:

Non-Diversification Risk. To the extent the Fund becomes non-diversified, the Fund may invest a greater portion of its assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Effective immediately for each Fund, the following disclosure is added in the section “Summary Information – Performance”:

The Fund has designated its Underlying Index as its broad-based index going forward as it more closely reflects the performance of the types of securities in which the Fund invests.

Invesco S&P SmallCap Value with Momentum ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 26, 2020 TO THE PROSPECTUSES DATED

AUGUST 28, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco S&P SmallCap Value with Momentum ETF (XSVM)

(each, a “Fund” and collectively, the “Funds”)

Effective immediately for each Fund, the following disclosure is added in the section “Summary Information – Principal Investment Strategies”:

The Fund is “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may become “non-diversified” solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Should the Fund become “non-diversified,” it will no longer be required to meet certain diversification requirements under the 1940 Act. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status under such circumstances.

Effective immediately for each Fund, the following disclosure is added in the sections “Summary Information – Principal Risks of Investing in the Fund” and “Additional Information About the Funds’ Strategies and Risks – Principal Risks of Investing in the Funds”:

Non-Diversification Risk. To the extent the Fund becomes non-diversified, the Fund may invest a greater portion of its assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Effective immediately for each Fund, the following disclosure is added in the section “Summary Information – Performance”:

The Fund has designated its Underlying Index as its broad-based index going forward as it more closely reflects the performance of the types of securities in which the Fund invests.